Accounts Payable	12 Months Ended
Jun. 30, 2024
Accounts Payable [Abstract]
Accounts Payable

Note 17. Accounts Payable

	As of June 30, 2024	As of June 30, 2023
Related parties (1)	7,600,000	-
Total Accounts payable – Non-Current	$7,600,000	-

On June 14, 2024, Moolec Science SA and Bioceres Crop Solutions Corp. (“BIOX”) signed an agreement under which BIOX sold 15,000 tons of HB4 soybean to Moolec Science SA for an amount of USD 6,600,000 payable in 2026. Later, on September 15, 2024 such payables were exchanged for a convertible note (see note 31). Additionally, on June 29, 2024, Moolec Science SA entered into an exclusive Technology Access License Agreement with BIOX for USD 1,000,000, granting Moolec Science SA the right to use BIOX’s HB4 technology for a period of 5 years.

	As of June 30, 2024	As of June 30, 2023
Accruals	1,351,057	787,010
Trade payables	873,534	2,339,087
Related parties (i)	568,835	774,460
Transaction expenses payable	621,260	3,579,057
Total Accounts payable - Current	$3,414,686	$7,479,614

The book value is reasonably approximate to the fair value given its short-term nature.

(i)	The details of the related parties payables are included in Related Party (see note 28)